Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares subject to possible redemption (in Dollars)	$ 20,125,000	$ 0
subject to possible redemption per share (in Dollars per share)	$ 10	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	602,500	0
Common stock, shares outstanding	602,500	0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	5,031,250	5,031,250
Common stock, shares outstanding	5,031,250	5,031,250